Production costs	6 Months Ended
Jun. 30, 2026
Production costs.
Production costs

6Production costs

	June 30, 2026	June 30, 2025
Blanket Mine	51,071	44,782
Salaries and wages	18,032	17,294
Salaries and wages - BETS	3,160	200
Consumable materials	14,851	13,696
Electricity costs	10,425	8,324
Safety	800	630
Share-based payment expense (note 10)	111	733
On mine administration	2,781	2,569
Security	882	831
Solar operations and maintenance services	—	428
Pre-feasibility exploration costs	29	77

Bilboes	2,451	1,794
Salaries and wages	823	682
Consumable materials	531	468
Electricity costs	287	163
Share-based payment expense (note 10)	6	38
On mine administration	804	443

	53,522	46,576